ACQUISITION OF BEADELL RESOURCES LIMITED - Amounts previously reported together with the revised amounts as if the accounting for the business combination had been accounted for as at Acquisition date (Details) - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue	$ 132,974	$ 198,653	$ 59,434
Cost of sales
Production costs	99,547
Amortization and depletion	21,299
Share-based compensation	238
General and administrative expenses	8,574	17,557	6,389
Exploration, evaluation, and development expenses	10,148	24,026	11,708
Impairment of goodwill	38,682	38,682
Business acquisition cost	2,863	2,923	1,345
Care and maintenance costs	599	795
Finance and other expense	13,088	(13,140)	1,846
Loss before income taxes	(62,064)	(90,278)	(9,411)
Income tax expense	891	744	652
Net loss for the year	(62,955)	$ (91,022)	$ (10,063)
Preliminary Purchase Price Allocation
Disclosure of detailed information about business combination [line items]
Revenue	132,974
Cost of sales
Production costs	97,051
Amortization and depletion	21,238
Share-based compensation	238
General and administrative expenses	8,574
Exploration, evaluation, and development expenses	10,148
Impairment of goodwill	0
Business acquisition cost	2,863
Care and maintenance costs	599
Finance and other expense	12,280
Loss before income taxes	(20,017)
Income tax expense	891
Net loss for the year	(20,908)
Adjustments
Disclosure of detailed information about business combination [line items]
Revenue	0
Cost of sales
Production costs	2,496
Amortization and depletion	61
Share-based compensation	0
General and administrative expenses	0
Exploration, evaluation, and development expenses	0
Impairment of goodwill	38,682
Business acquisition cost	0
Care and maintenance costs	0
Finance and other expense	808
Loss before income taxes	(42,047)
Income tax expense	0
Net loss for the year	$ (42,047)